Provisions - Movement (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Movements in provisions
Opening balance	£ 12,939	£ 13,003	£ 12,644
Reassessment of provisions	(1,876)	(71)	68
Additional provisions recognized		7	291
Closing balance	11,063	12,939	13,003
Non-current provisions		(93)	(89)
Current provisions	11,063	12,846	12,914
Other provision
Movements in provisions
Opening balance	876	1,240	1,143
Reassessment of provisions	79	(364)	97
Closing balance	955	876	1,240
Current provisions	£ 955
Other provision | Minimum
Movements in provisions
Remaining term on leased properties	3 months
Other provision | Maximum
Movements in provisions
Remaining term on leased properties	9 years
Tax
Movements in provisions
Opening balance	£ 12,063	11,763	11,501
Reassessment of provisions	(1,955)	293	(29)
Additional provisions recognized		7	291
Closing balance	10,108	£ 12,063	£ 11,763
Current provisions	£ 10,108